FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Sensitivity Analysis - Base Metals, Energy, Freight, Emissions Right (Details) - Commodity price risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%
Reasonably possible decrease in risk variable percent	10.00%
Base Metals
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	$ 2	$ (1)
Reasonably possible increase in risk variable, impact on equity	15	19
Reasonably possible decrease in risk variable, impact on income	(2)	1
Reasonably possible decrease in risk variable, impact on equity	(15)	(19)
Iron Ore
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	0
Reasonably possible increase in risk variable, impact on equity	0	1
Reasonably possible decrease in risk variable, impact on income	0	0
Reasonably possible decrease in risk variable, impact on equity	0	(1)
Freight
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	3
Reasonably possible increase in risk variable, impact on equity	0	0
Reasonably possible decrease in risk variable, impact on income	0	(3)
Reasonably possible decrease in risk variable, impact on equity	0	0
Emission rights
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	0
Reasonably possible increase in risk variable, impact on equity	65	149
Reasonably possible decrease in risk variable, impact on income	0	0
Reasonably possible decrease in risk variable, impact on equity	(65)	(149)
Energy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	0
Reasonably possible increase in risk variable, impact on equity	71	75
Reasonably possible decrease in risk variable, impact on income	0	0
Reasonably possible decrease in risk variable, impact on equity	$ (71)	$ (75)